Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	¥ 685	¥ 685
Less: Accumulated depreciation	(324)	(126)
Total property and equipment, net	361	559
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	366	366
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	¥ 319	¥ 319